Distribution Date: May 25, 2007
DISTRIBUTION PACKAGE
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
EMC Mortgage Corp
May 25, 2007
April 30, 2007
April 01, 2007
Bear Stearns & Co.
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report (No Prepayments)

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Maryellen Hunter
Account Administrator
(617) 603-6401
maryellen.hunter@usbank.com
Distribution Date:
25-May-07
Accrual Period: Begin End
Determination Date 16-May-07 Offered Certificates 4/1/2007 4/30/2007
Record Date: Offered Certificates 30-Apr-07
Payment Detail
Pass
Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
Class Principal Amount
Class Principal Amount
Paid
Paid
Paid
Losses
Class Principal Amount
A-1 6.00000% $261,122,000.00 $261,122,000.00 $13,652,128.73 $1,305,610.00 $14,957,738.73 $0.00 $247,469,871.27
A-2 6.00000% $20,605,000.00 $20,605,000.00 $0.00 $103,025.00 $103,025.00 $0.00 $20,605,000.00
A-3 6.00000% $33,190,900.00 $33,190,900.00 $0.00 $165,954.50 $165,954.50 $0.00 $33,190,900.00
B-1 6.00000% $5,476,000.00 $5,476,000.00 $4,595.90 $27,380.00 $31,975.90 $0.00 $5,471,404.10
B-2 6.00000% $2,987,000.00 $2,987,000.00 $2,506.93 $14,935.00 $17,441.93 $0.00 $2,984,493.07
B-3 6.00000% $1,659,000.00 $1,659,000.00 $1,392.37 $8,295.00 $9,687.37 $0.00 $1,657,607.63
B-4 6.00000% $1,825,000.00 $1,825,000.00 $1,531.69 $9,125.00 $10,656.69 $0.00 $1,823,468.31
B-5 6.00000% $1,328,000.00 $1,328,000.00 $1,114.56 $6,640.00 $7,754.56 $0.00 $1,326,885.44
B-6 6.00000% $830,857.53 $830,857.53 $697.32 $4,154.29 $4,851.61 $0.00 $830,160.21
X* 0.28012% $331,901,017.06 $331,901,017.06 $0.00 $77,477.89 $77,477.89 $0.00 $318,224,849.46
PO N/A $2,877,159.53 $2,877,159.53 $12,100.11 $0.00 $12,100.11 $0.00 $2,865,059.42
R 6.00000% $100.00 $100.00 $100.00 $0.50 $100.50 $0.00 $0.00
TOTAL: $331,901,017.06 $331,901,017.06 $13,676,167.61 $1,722,597.18 $15,398,764.79 $0.00 $318,224,849.45
*Notional Balance
AMOUNTS PER $1,000 UNIT
Beginning
Principal
Interest
Total
Realized
Ending
Cumulative
Class
Cusip
Class Principal Amount
Paid
Paid
Paid
Losses
Class Principal Amount
Losses
A-1 74162JAA5 $1,000.00000000 52.28256803 5.00000000 57.28256803 0.00000000 $947.71743197 $0.00
A-2 74162JAB3 $1,000.00000000 0.00000000 5.00000000 5.00000000 0.00000000 $1,000.00000000 $0.00
A-3 74162JAC1 $1,000.00000000 0.00000000 5.00000000 5.00000000 0.00000000 $1,000.00000000 $0.00
B-1 74162JAD9 $1,000.00000000 0.83928050 5.00000000 5.83928050 0.00000000 $999.16071950 $0.00
B-2 74162JAE7 $1,000.00000000 0.83928021 5.00000000 5.83928021 0.00000000 $999.16071979 $0.00
B-3 74162JAF4 $1,000.00000000 0.83928270 5.00000000 5.83928270 0.00000000 $999.16071730 $0.00
B-4 74162JAL1 $1,000.00000000 0.83928219 5.00000000 5.83928219 0.00000000 $999.16071781 $0.00
B-5 74162JAM9 $1,000.00000000 0.83927711 5.00000000 5.83927711 0.00000000 $999.16072289 $0.00
B-6 74162JAN7 $1,000.00000000 0.83927746 5.00000283 5.83928029 0.00000000 $999.16072254 $0.00
X* 74162JAG2 $1,000.00000000 0.00000000 0.23343674 0.23343674 0.00000000 $958.79443901 $0.00
PO 74162JAH0 $1,000.00000000 4.20557493 0.00000000 4.20557493 0.00000000 $995.79442507 $0.00
R 74162JAJ6 $1,000.00000000 1000.00000000 5.00000000 1005.00000000 0.00000000 $0.00000000 $0.00
STRUCTURED ASSET MORTGAGE INVESTMENTS II, INC.
PRIME MORTGAGE TRUST, CERTIFICATES, SERIES 2007-2
STATEMENT TO CERTIFICATEHOLDERS
Pursuant to Section 6.05 of the PSA dated as of April 1, 2007

Contact:
Maryellen Hunter
Account Administrator
(617) 603-6401
maryellen.hunter@usbank.com
STRUCTURED ASSET MORTGAGE INVESTMENTS II, INC.
PRIME MORTGAGE TRUST, CERTIFICATES, SERIES 2007-2
STATEMENT TO CERTIFICATEHOLDERS
Pursuant to Section 6.05 of the PSA dated as of April 1, 2007
Interest Detail:
Interest
Previous
Total
Current
Non-Supported
Relief
Cumulative
Pass-Through
Accrued @
Unpaid Interest
Interest
Unpaid Interest
Interest
Act
Unpaid Interest
Class
Rate
Pass-Through Rate
Shortfalls
Paid
Shortfalls
Shortfalls
Reductions
Shortfall
A-1 6.000000% $1,305,610.00 $0.00 $1,305,610.00 $0.00 $0.00 $0.00 $0.00
A-2 6.000000% $103,025.00 $0.00 $103,025.00 $0.00 $0.00 $0.00 $0.00
A-3 6.000000% $165,954.50 $0.00 $165,954.50 $0.00 $0.00 $0.00 $0.00
B-1 6.000000% $27,380.00 $0.00 $27,380.00 $0.00 $0.00 $0.00 $0.00
B-2 6.000000% $14,935.00 $0.00 $14,935.00 $0.00 $0.00 $0.00 $0.00
B-3 6.000000% $8,295.00 $0.00 $8,295.00 $0.00 $0.00 $0.00 $0.00
B-4 6.000000% $9,125.00 $0.00 $9,125.00 $0.00 $0.00 $0.00 $0.00
B-5 6.000000% $6,640.00 $0.00 $6,640.00 $0.00 $0.00 $0.00 $0.00
B-6 6.000000% $4,154.29 $0.00 $4,154.29 $0.00 $0.00 $0.00 $0.00
X* 0.280124% $77,477.89 $0.00 $77,477.89 $0.00 $0.00 $0.00 $0.00
R 6.000000% $0.50 $0.00 $0.50 $0.00 $0.00 $0.00 $0.00
TOTAL: $1,722,597.18 $0.00 $1,722,597.18 $0.00 $0.00 $0.00 $0.00
* All interest calculated on a 30/360 Basis

Contact:
Maryellen Hunter
Account Administrator
(617) 603-6401
maryellen.hunter@usbank.com
STRUCTURED ASSET MORTGAGE INVESTMENTS II, INC.
PRIME MORTGAGE TRUST, CERTIFICATES, SERIES 2007-2
STATEMENT TO CERTIFICATEHOLDERS
Pursuant to Section 6.05 of the PSA dated as of April 1, 2007
Principal Distributions and Mortgage Loan Balance:
Certificate principal percentages:
Beginning Balance as of 4/1/2007 $331,901,017.06 Senior Percentage 95.712817%
Scheduled Principal $281,613.36 Senior Prepayment Percentage 100.000000%
Prepayments $13,394,554.24 Subordinate Percentage 4.287183%
Liquidation Proceeds $0.00 Subordinate Prepayment Percentage 0.000000%
Subsequent Recoveries $0.00
Insurance Proceeds $0.00
Repurchased Principal $0.00
Reconciliation:
Total Principal Remittance $13,676,167.60
Current Realized Losses $0.00 Available funds deposited to the Collection Account (A):
Ending Balance as of 4/30/2007 $318,224,849.46 Aggregate Servicer remittance
$15,402,084.06
$15,402,084.06
Cumulative Realized Losses $0.00
Distributions (B):
Trustee fee withdrawn from the Certificate Account
$3,319.01
Total Interest distributed from the Certificate Account $1,722,597.18
Scheduled Interest and reductions from:
Total Principal distributed from the Certificate Account $13,676,167.61
Total Amount withdrawn/distributed from the Certificate Account $15,402,083.80
Scheduled Interest $1,797,488.48
Less Servicing Fee $69,145.97 (A)-(B): $0.26
Less LPMI Fee $2,426.05
Less Net Prepayment Interest Shortfall $0.00
Less Relief Act Interest Shortfall $0.00
Step-Down Test Conditions:
Less Reimbursements to the Trustee $0.00 Relevant information:
Less Reimbursements to the Custodian $0.00 A) Outstanding Balance of 60+ days delinq, Foreclosures and REOs (avg. over six preceding periods) $0.00
Less Trustee Fee $3,319.01 B) Current Certificate Balance of the Subordinate Certificates $14,105,857.53
Total Interest Distribution $1,722,597.45 C) Delinquency Rate (A/B) 0.00000%
D) Applicable Limit 50.00%
Miscellaneous:
E) Cummulative Realized Losses to date $0.00
F) Original Certificate Balance of the Subordinate Certificates $14,105,857.53
Cumulative Repurchase Count 0.00 G) Cummulative Realized Loss Percentage (E/F) 0.00%
Cumulative Repurchase Principal $0.00 H) Percentage of Original Subordinate Certificate Balance 100%
Cumulative Substitution Count 0.00
Cumulative Substitution Principal $0.00
A Senior Step Down will occur if either (1) or (2) is True:
1) The Delinquency Rate is not equal to or greater than Applicable Percentage (C >= D)
NO
Current Monthly Servicing Advances $1,409,239.49 2) The Cumm. Realized Loss %tage does not exceed the %tage of Original Subordinate Certificate Balance (G<H) NO
Cumulative Monthly Servicing Advances Outstanding $0.00
NO
Average Loss Severity Percentage 0.00%
Compensating Interest Payment $25,984.44
Account Activity

Distribution Date: May 25, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
331,901,017.06
13,676,167.60
0.00
318,224,849.46
281,613.36
13,099,762.59
294,791.65
0.00
0.00
13,676,167.60
1,797,488.48
71,572.02
0.00
0.00
0.00
0.00
0.00
1,725,916.46
0.00
0.00
15,402,084.06
700
682
0.9587944390
6.49888%
6.22811%
6.22811%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
69,145.97
2,426.05
0.00
0.00
0.00
0.00
0.00

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance
%
0K to 99.99K
22 1,834,285.74 0.58%
100K to 199.99K
98 14,807,883.95 4.65%
200K to 299.99K
75 18,255,067.86 5.74%
300K to 399.99K
55 18,918,974.06 5.95%
400K to 499.99K
139 63,832,749.32 20.06%
500K to 599.99K
130 71,053,516.10 22.33%
600K to 699.99K
68 43,724,888.37 13.74%
700K to 799.99K
47 35,013,326.88 11.00%
800K to 899.99K
15 12,717,082.47 4.00%
900K to 999.99K
20 19,470,935.14 6.12%
1000K to 1099.99K
4 4,000,000.00 1.26%
1300K to 1399.99K
1 1,344,958.54 0.42%
1400K to 1499.99K
3 4,372,738.65 1.37%
1500K to 1599.99K
2 3,088,561.04 0.97%
1800K to 1899.99K
1 1,894,492.65 0.60%
1900K to 1999.99K
2 3,895,388.69 1.22%
Total
682
318,224,849.46
100.00%
Remaining Principal Balance
Balance
0.00M
10.00M
20.00M
30.00M
40.00M
50.00M
60.00M
70.00M
80.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K 1800K to 1899.99K 1900K to 1999.99K
Balance

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
1 546,890.78 0.17%
5.50% - 5.99%
28 18,618,546.52 5.85%
6.00% - 6.49%
306 149,203,084.91 46.89%
6.50% - 6.99%
271 119,353,823.82 37.51%
7.00% - 7.49%
63 25,922,885.51 8.15%
7.50% - 7.99%
11 3,996,513.80 1.26%
8.00% - 8.49%
1 127,630.73 0.04%
8.50% - 8.99%
1 455,473.39 0.14%
Total
682
318,224,849.46
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 6.47%
Count
Balance ($)
%
Condominium
47 18,501,302.21 5.81%
Cooperative
15 3,025,641.67 0.95%
High Rise Condo
2 351,272.48 0.11%
Multifamily
13 7,302,632.51 2.29%
Planned Unit Developmen
174 89,330,055.44 28.07%
Single Family
431 199,713,945.15 62.76%
Total
682
318,224,849.46
100.00%
Property Type
Type
Count
Balance ($)
%
2006
26 16,144,803.96 5.07%
2007
656 302,080,045.50 94.93%
Total
682
318,224,849.46
100.00%
Year of First Payment Date
Year

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance ($)
%
15.00%-19.99%
1 100,000.00 0.03%
20.00%-24.99%
4 2,167,001.19 0.68%
25.00%-29.99%
3 636,919.73 0.20%
30.00%-34.99%
3 1,270,306.55 0.40%
35.00%-39.99%
8 3,104,177.81 0.98%
40.00%-44.99%
5 2,625,450.00 0.83%
45.00%-49.99%
15 9,144,875.60 2.87%
50.00%-54.99%
21 12,072,602.29 3.79%
55.00%-59.99%
37 20,159,209.76 6.33%
60.00%-64.99%
36 20,170,900.87 6.34%
65.00%-69.99%
39 21,376,591.54 6.72%
70.00%-74.99%
65 35,547,475.32 11.17%
75.00%-79.99%
112 52,179,705.10 16.40%
80.00%-84.99%
292 127,601,378.42 40.10%
85.00%-89.99%
10 2,646,912.96 0.83%
90.00%-94.99%
14 3,634,745.21 1.14%
95.00%-99.99%
4 1,001,811.29 0.31%
100.0%-105.0%
13 2,784,785.82 0.88%
Total
682
318,224,849.46
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 72
Count
Balance ($)
%
145 - 168
1 195,750.61 0.06%
169 - 192
70 35,502,078.95 11.16%
217 - 240
1 439,778.11 0.14%
337 - 360
610 282,087,241.79 88.64%
Total
682
318,224,849.46
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 335
Count
Balance ($)
%
169 - 192
48 29,216,084.27 9.18%
217 - 240
1 439,778.11 0.14%
337 - 360
616 282,981,092.45 88.92%
457 - 480
17 5,587,894.63 1.76%
Total
682
318,224,849.46
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 345

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance ($)
%
169 - 192
71 35,697,829.56 11.22%
217 - 240
1 439,778.11 0.14%
337 - 360
610 282,087,241.79 88.64%
Total
682
318,224,849.46
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 340

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance ($)
%
ALABAMA
3 1,373,646.72 0.43%
ARIZONA
44 21,399,131.22 6.72%
ARKANSAS
1 113,525.37 0.04%
CALIFORNIA
150 81,478,654.46 25.60%
COLORADO
9 3,407,172.26 1.07%
CONNECTICUT
9 4,975,449.19 1.56%
DELAWARE
2 975,000.00 0.31%
DISTRICT OF COLUMBIA
9 5,744,752.00 1.81%
FLORIDA
40 19,617,890.51 6.16%
GEORGIA
21 9,147,798.30 2.87%
HAWAII
1 870,000.00 0.27%
IDAHO
4 1,024,609.32 0.32%
ILLINOIS
35 14,650,820.98 4.60%
INDIANA
6 1,905,006.00 0.60%
IOWA
2 397,341.00 0.12%
KANSAS
2 372,222.36 0.12%
KENTUCKY
2 597,213.30 0.19%
LOUISIANA
4 1,059,068.48 0.33%
MAINE
5 1,303,491.43 0.41%
MARYLAND
39 20,494,389.79 6.44%
MASSACHUSETTS
20 10,053,831.19 3.16%
MICHIGAN
19 4,550,370.48 1.43%
MINNESOTA
9 3,240,728.91 1.02%
MISSISSIPPI
2 682,019.00 0.21%
MISSOURI
5 1,233,879.13 0.39%
MONTANA
2 1,644,731.82 0.52%
NEVADA
21 11,265,637.22 3.54%
NEW HAMPSHIRE
3 762,145.81 0.24%
NEW JERSEY
17 7,320,300.92 2.30%
NEW MEXICO
1 1,588,561.04 0.50%
NEW YORK
68 31,416,555.79 9.87%
NORTH CAROLINA
13 6,945,397.26 2.18%
OHIO
9 2,194,506.21 0.69%
OKLAHOMA
2 678,648.48 0.21%
OREGON
20 6,974,138.73 2.19%
PENNSYLVANIA
11 4,729,463.67 1.49%
SOUTH CAROLINA
4 1,832,157.70 0.58%
TENNESSEE
4 1,186,755.29 0.37%
TEXAS
15 4,704,755.25 1.48%
UTAH
6 2,593,478.72 0.81%
VERMONT
1 861,170.24 0.27%
VIRGINIA
27 14,512,394.51 4.56%
WASHINGTON
11 4,991,771.18 1.57%
WEST VIRGINIA
1 199,237.96 0.06%
WISCONSIN
2 1,016,789.36 0.32%
WYOMING
1 138,240.90 0.04%
Total
682
318,224,849.46
100.00%
Geographic Distribution by State
State

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
0
4
8
12
16
20
24
28
CALIFORNIA
NEW YORK
ARIZONA
MARYLAND
FLORIDA
ILLINOIS
VIRGINIA
NEVADA
MASSACHUSETTS
GEORGIA
NEW JERSEY
OREGON
NORTH CAROLINA
DISTRICT OF
COLUMBIA
WASHINGTON
CONNECTICUT
PENNSYLVANIA
TEXAS
MICHIGAN
COLORADO
MINNESOTA
UTAH
OHIO
INDIANA
SOUTH CAROLINA
MONTANA
NEW MEXICO
ALABAMA
MAINE
MISSOURI
TENNESSEE
LOUISIANA
IDAHO
WISCONSIN
DELAWARE
HAWAII
VERMONT
NEW HAMPSHIRE
MISSISSIPPI
OKLAHOMA
KENTUCKY
IOWA
KANSAS
WEST VIRGINIA
WYOMING
ARKANSAS
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: May 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
676
314,752,672.17
97.98%
314,938,743.61
11
6,489,648.85
2.02%
6,497,991.09
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
687
321,242,321.02
321,436,734.70
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
676
314,752,672.17
97.98%
314,938,743.61
11
6,489,648.85
2.02%
6,497,991.09
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
687
321,242,321.02
100.00%
321,436,734.70
Current
30 - 59
days
Current 98.0%
30 - 59 days 2.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: May 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
11 6,489,648.85 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
11
6,489,648.85
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
11
6,489,648.85
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
11
6,489,648.85
100.00%
100.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: May 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
May 2007
Count
Balance ($)
30 - 59 days
11 6,489,648.85
60 - 89 days
0 0.00
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
0 0.00
Foreclosure
0 0.00
REO
0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: May 25, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Current
39.03%
13,394,554.24
Life CPR
39.03%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
5/
1/
20
07
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
5/
1/
20
07
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
Group 1
Total
Amount ($)

Distribution Date: May 25, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: May 25, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: May 25, 2007
REO LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: May 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
18 13,172,550.00 13,099,762.59 0.00 331,901,017.06
3.95%
96.05%
1
Prepayment 3.95%
Liquidation 0.00%
Beginning Balance 96.05%
Total: 100.00%
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
16319939 215,000.00 215,000.00 215,000.00 0.00 0.00 0.00 Voluntary PIF 04/05/2007 0.00 6.125% 0.00
16673403 1,000,000.00 978,227.57 975,040.35 0.00 0.00 0.00 Voluntary PIF 05/07/2007 3,187.22 7.375% 0.00
16963593 338,000.00 336,767.80 336,455.57 0.00 0.00 0.00 Voluntary PIF 05/01/2007 312.23 6.500% 0.00
16963640 632,000.00 632,000.00 632,000.00 0.00 0.00 0.00 Voluntary PIF 04/19/2007 0.00 6.875% 0.00
16963646 999,000.00 996,647.91 995,854.38 0.00 0.00 0.00 Voluntary PIF 04/30/2007 793.53 7.250% 0.00
16963719 999,000.00 996,006.48 995,246.37 0.00 0.00 0.00 Voluntary PIF 04/11/2007 760.11 7.500% 0.00
16963722 780,000.00 760,532.85 759,844.61 0.00 0.00 0.00 Voluntary PIF 04/10/2007 688.24 7.625% 0.00
16963765 708,000.00 708,000.00 708,000.00 0.00 0.00 0.00 Voluntary PIF 05/01/2007 0.00 6.750% 0.00
16963779 1,062,000.00 1,058,972.63 1,058,203.53 0.00 0.00 0.00 Voluntary PIF 04/13/2007 769.10 7.750% 0.00
16963800 1,000,000.00 998,994.58 998,989.13 0.00 0.00 0.00 Voluntary PIF 04/30/2007 5.45 6.500% 0.00
16963853 528,000.00 526,489.19 525,980.33 0.00 0.00 0.00 Voluntary PIF 04/20/2007 508.86 6.250% 0.00
16963936 596,000.00 593,879.13 593,341.59 0.00 0.00 0.00 Voluntary PIF 04/12/2007 537.54 6.625% 0.00
16963937 398,000.00 397,151.84 396,865.46 0.00 0.00 0.00 Voluntary PIF 05/15/2007 286.38 7.750% 0.00
16963956 598,600.00 597,324.35 596,893.63 0.00 0.00 0.00 Voluntary PIF 05/09/2007 430.72 7.750% 0.00
16963975 1,000,000.00 997,868.93 997,149.38 0.00 0.00 0.00 Voluntary PIF 04/03/2007 719.55 7.750% 0.00
16964023 569,000.00 567,693.12 567,252.13 0.00 0.00 0.00 Voluntary PIF 04/24/2007 440.99 7.375% 0.00
16964055 750,000.00 748,277.40 747,696.13 0.00 0.00 0.00 Voluntary PIF 04/24/2007 581.27 7.375% 0.00
16975142 999,950.00 999,950.00 999,950.00 0.00 0.00 0.00 Voluntary PIF 04/03/2007 0.00 6.375% 0.00
Total:
18
13,172,550.00
13,109,783.78
10,021.19
13,099,762.59
0.00
0.00
0.00
0.00

Distribution Date: May 25, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: May 25, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #